Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of basic loss per share [Abstract]
Loss attributable to Company’s owners	$ (7,845)	$ (12,998)	$ (11,753)
The weighted average of the number of ordinary shares in issue, including pre-funded warrants	442,949	13,599	1,765
Basic loss per share	$ (0.02)	$ (0.96)	$ (6.66)